Computer Software, net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Acquisition technology intangibles	Dec. 31, 2010 Acquisition technology intangibles	Dec. 31, 2009 Acquisition technology intangibles	Dec. 31, 2011 Licensed computer software	Dec. 31, 2010 Licensed computer software	Dec. 31, 2009 Licensed computer software	Dec. 31, 2011 Software development costs	Dec. 31, 2010 Software development costs	Dec. 31, 2009 Software development costs	Dec. 31, 2010 TSYS Merchant Solutions	Apr. 30, 2010 TSYS Merchant Solutions	Apr. 30, 2010 TSYS Merchant Solutions Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
Business acquisition, percentage of ownership											49.00%	51.00%
Business acquisition, acquired intangible assets												$ 80,500,000	$ 20,300,000
Amortization expenses		10,300,000	9,900,000	6,900,000	37,100,000	33,400,000	31,400,000	24,400,000	23,100,000	20,000,000
Impairment loss in Japan retail gift program	$ 960,000